Business Combinations (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 15, 2019 USD ($) Milestone component	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Description of Business
Contingent consideration						$ 1,660
Contingent considerations current		$ 1,717		$ 1,717		1,198	$ 2,014
Contingent considerations non-current						462	1,196
Change in fair value of contingent consideration				57	$ (949)	$ (949)	$ (1,079)
Zentrick N V
Description of Business
Purchase Price	$ 23,200
Closing adjustments	200
Consideration held back	100
Performance based deferred payment	$ 17,300
Number of component | component	2
Performance based deferred payment, First component	$ 4,000
Number of milestone | Milestone	4
Amount per milestone	$ 1,000
Performance based deferred payment, Second component	$ 13,000
Contingent consideration		1,200		1,200
Contingent considerations current		500		500
Change in fair value of contingent consideration		0		100	900
Technical milestone and revenue target		2,800		2,800
Business combination performance based deferred payment		0			$ 200
Zentrick N V | Tranche one
Description of Business
Percentage of holdback payments	50.00%
Holdback payments payable period	12 months
Zentrick N V | Tranche two
Description of Business
Percentage of holdback payments	50.00%
Holdback payments payable period	24 months
Zentrick N V | Maximum
Description of Business
Change in fair value of contingent consideration			$ 100
Business combination performance based deferred payment			$ 100	100
Zentrick N V | Other Current Liabilities
Description of Business
Technical milestone and revenue target		$ 1,100		$ 1,100